Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Debt opening balance	$ 0	$ 57,000
Drawdowns	113,000	63,000
Repayments	(113,000)	(120,000)
Debt closing balance	$ 0	$ 0